EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Net income/(loss) and share data used in the earnings per share calculation	The following reflects the net income/(loss) and share data used in the earnings per share calculation.

(in thousands of $, except share data)	Six months ended
	June 30,
	2023	2022
Net income	55,547	100,021

Weighted average number of ordinary shares	53,682,140	53,136,864
Share options	262,856	272,476
Weighted average number of ordinary shares, adjusted for dilution	53,944,996	53,409,340

Earnings per share:
Basic	1.03	1.88
Diluted	1.03	1.87